UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

ROTHSCHILD U.S. LARGE-CAP CORE FUND

SCHEDULE OF INVESTMENTS at February 28, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 77.1%
Aerospace & Defense: 3.0%
51	Boeing Co.	$7,693
52	Raytheon Co.	5,656
123	Textron, Inc.	5,450
		18,799
Air Freight & Logistics: 0.4%
37	C.H. Robinson Worldwide, Inc.	2,749
Airlines: 1.3%
76	Delta Air Lines, Inc.	3,384
295	JetBlue Airways Corp. *	5,071
		8,455
Automobiles: 1.1%
434	Ford Motor Co.	7,092
Banks: 4.9%
705	Bank of America Corp.	11,146
184	JPMorgan Chase & Co.	11,276
515	Regions Financial Corp.	4,949
66	Wells Fargo & Co.	3,616
		30,987
Beverages: 2.3%
119	Coca-Cola Enterprises, Inc.	5,498
95	PepsiCo., Inc.	9,403
		14,901
Biotechnology: 3.9%
59	Amgen, Inc.	9,305
10	Biogen Idec, Inc. *	4,096
67	Gilead Sciences, Inc. *	6,937
29	United Therapeutics Corp. *	4,496
		24,834
Capital Markets: 0.8%
157	Federated Investors, Inc. - Class B	5,170
Chemicals: 1.6%
50	LyondellBasell Industries NV - Class A	4,295
106	Mosaic Co.	5,646
		9,941
Commercial Services & Supplies: 0.8%
211	Pitney Bowes, Inc.	4,889
Communications Equipment: 1.6%
349	Cisco Systems, Inc.	10,299
Consumer Finance: 2.3%
92	American Express Co.	7,506
87	Capital One Financial Corp.	6,848
		14,354

Diversified Telecommunication Services: 3.2%
267	AT&T, Inc.	$9,228
227	Verizon Communications, Inc.	11,225
		20,453
Electric Utilities: 0.9%
103	American Electric Power Co., Inc.	5,931
Energy Equipment & Services: 0.5%
78	Halliburton Co.	3,349
Food & Staples Retailing: 1.2%
106	Kroger Co.	7,542
Food Products: 2.3%
88	Kraft Foods Group, Inc.	5,637
70	Mondelez International, Inc. - Class A	2,586
171	Pinnacle Foods, Inc.	6,207
		14,430
Health Care Equipment & Supplies: 1.8%
39	Becton Dickinson & Co.	5,722
47	Zimmer Holdings, Inc.	5,658
		11,380
Health Care Providers & Services: 1.8%
32	McKesson Corp.	7,318
36	Universal Health Services, Inc. - Class B	4,081
		11,399
Hotels, Restaurants & Leisure: 0.8%
88	Brinker International, Inc.	5,232
Household Durables: 1.9%
242	PulteGroup, Inc.	5,460
30	Whirlpool Corp.	6,358
		11,818
Industrial Conglomerates: 2.3%
57	3M Co.	9,613
182	General Electric Co.	4,730
		14,343
Insurance: 1.9%
122	American International Group, Inc.	6,750
199	Progressive Corp.	5,304
		12,054
Internet Software & Services: 2.1%
12	Google, Inc. - Class A *	6,751
12	Google, Inc. - Class C *	6,701
		13,452
Machinery: 1.0%
65	Illinois Tool Works, Inc.	6,426

Media: 3.9%
114	Comcast Corp. - Class A	$6,769
89	Time Warner, Inc.	7,286
101	The Walt Disney Co.	10,512
		24,567
Metals & Mining: 0.8%
355	Alcoa, Inc.	5,250
Multiline Retail: 0.9%
87	Macy's, Inc.	5,544
Multi-Utilities: 0.9%
131	Public Service Enterprise Group, Inc.	5,510
Oil, Gas & Consumable Fuels: 5.2%
95	ConocoPhillips	6,194
116	Exxon Mobil Corp.	10,270
165	Marathon Oil Corp.	4,597
61	Marathon Petroleum Corp.	6,405
68	Occidental Petroleum Corp.	5,296
		32,762
Pharmaceuticals: 4.5%
103	Johnson & Johnson	10,559
121	Merck & Co., Inc.	7,083
322	Pfizer, Inc.	11,051
		28,693
Professional Services: 1.4%
31	Dun & Bradstreet Corp.	4,107
57	ManpowerGroup, Inc.	4,586
		8,693
Semiconductors & Semiconductor Equipment: 2.6%
51	First Solar, Inc. *	3,047
276	Intel Corp.	9,177
140	Micron Technology, Inc. *	4,294
		16,518
Software: 3.0%
349	Microsoft Corp.	15,304
91	Oracle Corp.	3,987
		19,291
Specialty Retail: 2.2%
114	Best Buy Co., Inc.	4,344
83	Home Depot, Inc.	9,524
		13,868
Technology Hardware, Storage & Peripherals: 6.0%
197	Apple, Inc.	25,307
244	EMC Corp.	7,061
51	Western Digital Corp.	5,456
		37,824
TOTAL COMMON STOCKS
(Cost $477,034)		$488,799

REAL ESTATE INVESTMENT TRUSTS: 0.4%
27	Alexandria Real Estate Equities, Inc.	$2,590
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $2,396)		$2,590

SHORT-TERM INVESTMENTS: 1.4%
Money Market Funds: 1.4%
9,044	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% (1)	$9,044
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,044)		$9,044

TOTAL INVESTMENTS IN SECURITIES: 78.9%
(Cost $488,474)		$500,433
Other Assets in Excess of Liabilities: 21.1%		133,977
TOTAL NET ASSETS: 100.0%		$634,410

*		Non-income producing security.
	(1)	Annualized seven-day yield as of February 28, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows+:

Cost of investments	$488,474
Gross unrealized appreciation	20,648
Gross unrealized depreciation	(8,689)
Net unrealized appreciation	$11,959

+Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as the Fund has not yet had a fiscal year end.

Summary of Fair Value Exposure at February 28, 2015 (Unaudited)
The Rothschild U.S. Large-Cap Core Fund ("the Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2015. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total

Investments at fair value
Common Stocks	$488,799	$-	$-	$488,799
Real Estate Investment Trusts	2,590	-	-	2,590
Short-Term Investments	9,044	-	-	9,044
Total Investments in Securities	$500,433	$-	$-	$500,433

The basis for recognizing and valuing transfers as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended February 28, 2015.

ROTHSCHILD U.S. LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS at February 28, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 93.6%
Aerospace & Defense: 2.8%
57	Northrop Grumman Corp.	$9,446
43	Raytheon Co.	4,677
		14,123
Airlines: 2.1%
118	Delta Air Lines, Inc.	5,253
297	JetBlue Airways Corp. *	5,106
		10,359
Auto Components: 1.3%
59	Lear Corp.	6,426
Banks: 9.9%
753	Bank of America Corp.	11,905
239	Fifth Third Bancorp	4,627
254	JPMorgan Chase & Co.	15,565
560	Regions Financial Corp.	5,382
226	Wells Fargo & Co.	12,382
		49,861
Beverages: 1.5%
78	PepsiCo., Inc.	7,720
Biotechnology: 1.5%
29	Amgen, Inc.	4,574
27	Gilead Sciences, Inc. *	2,795
		7,369
Capital Markets: 3.6%
54	Ameriprise Financial, Inc.	7,216
71	Raymond James Financial, Inc.	4,056
95	State Street Corp.	7,073
		18,345
Chemicals: 3.2%
147	Dow Chemical Co.	7,238
40	LyondellBasell Industries NV - Class A	3,436
103	Mosaic Co.	5,486
		16,160
Communications Equipment: 3.4%
153	ARRIS Group, Inc. *	4,495
432	Cisco Systems, Inc.	12,749
		17,244

Consumer Finance: 3.8%
63	American Express Co.	$5,140
85	Capital One Financial Corp.	6,690
121	Discover Financial Services	7,379
		19,209
Diversified Financial Services: 0.6%
22	Berkshire Hathaway, Inc. - Class B *	3,243
Diversified Telecommunication Services: 1.5%
147	AT&T, Inc.	5,080
53	Verizon Communications, Inc.	2,621
		7,701
Electric Utilities: 1.8%
158	American Electric Power Co., Inc.	9,098
Food & Staples Retailing: 1.4%
99	Kroger Co.	7,044
Food Products: 1.1%
149	Pinnacle Foods, Inc.	5,409
Health Care Equipment & Supplies: 0.6%
44	STERIS Corp.	2,839
Health Care Providers & Services: 2.9%
120	Cardinal Health, Inc.	10,559
52	Omnicare, Inc.	3,990
		14,549
Household Durables: 1.3%
288	PulteGroup, Inc.	6,497
Household Products: 0.8%
45	Procter & Gamble Co.	3,831
Industrial Conglomerates: 2.6%
41	3M Co.	6,915
238	General Electric Co.	6,185
		13,100
Insurance: 6.0%
124	Allstate Corp.	8,754
165	American International Group, Inc.	9,130
146	MetLife, Inc.	7,421
175	Progressive Corp.	4,664
		29,969
Machinery: 1.6%
33	Illinois Tool Works, Inc.	3,262
40	Parker-Hannifin Corp.	4,908
		8,170
Media: 3.3%
99	Comcast Corp. - Class A	5,879
68	Time Warner, Inc.	5,566
52	The Walt Disney Co.	5,412
		16,857

Metals & Mining: 0.9%
312	Alcoa, Inc.	$4,615
Multiline Retail: 1.4%
113	Macy's, Inc.	7,200
Multi-Utilities: 4.5%
243	CMS Energy Corp.	8,537
67	DTE Energy Co.	5,496
203	Public Service Enterprise Group, Inc.	8,538
		22,571
Oil, Gas & Consumable Fuels: 9.4%
64	Chevron Corp.	6,828
130	ConocoPhillips	8,476
32	EOG Resources, Inc.	2,871
170	Exxon Mobil Corp.	15,052
206	Marathon Oil Corp.	5,739
78	Marathon Petroleum Corp.	8,190
		47,156
Pharmaceuticals: 7.1%
140	Johnson & Johnson	14,351
107	Merck & Co., Inc.	6,264
434	Pfizer, Inc.	14,895
		35,510
Semiconductors & Semiconductor Equipment: 2.1%
123	Intel Corp.	4,090
206	Micron Technology, Inc. *	6,318
		10,408
Software: 3.7%
242	Microsoft Corp.	10,612
181	Oracle Corp.	7,931
		18,543
Specialty Retail: 2.6%
119	Best Buy Co., Inc.	4,534
74	The Home Depot, Inc.	8,491
		13,025
Technology Hardware, Storage & Peripherals: 3.3%
34	Apple, Inc.	4,367
171	EMC Corp.	4,949
66	Western Digital Corp.	7,061
		16,377
TOTAL COMMON STOCKS
(Cost $469,482)		$470,528

REAL ESTATE INVESTMENT TRUSTS: 3.3%
63	Alexandria Real Estate Equities, Inc.	$6,042
23	Public Storage	4,536
32	Simon Property Group, Inc.	6,092
TOTAL REAL ESTATE INVESTMENT TRUSTS		$16,670
(Cost $15,674)

SHORT-TERM INVESTMENTS: 1.6%
Money Market Funds: 1.6%
7,800	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% (1)	$7,800
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,800)		$7,800

TOTAL INVESTMENTS IN SECURITIES: 98.5%
(Cost $492,956)		$494,998
Other Assets in Excess of Liabilities: 1.5%		7,404
TOTAL NET ASSETS: 100.0%		$502,402

*		Non-income producing security.
	(1)	Annualized seven-day yield as of February 28, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows+:

Cost of investments				$492,956
Gross unrealized appreciation				13,641
Gross unrealized depreciation				(11,599)
Net unrealized appreciation				$2,042

+Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as the Fund has not yet had a fiscal year end.

Summary of Fair Value Exposure at February 28, 2015 (Unaudited)
The Rothschild U.S. Large-Cap Value Fund ("the Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$470,528	$-	$-	$470,528
Real Estate Investment Trusts	16,670	-	-	16,670
Short-Term Investments	7,800	-	-	7,800
Total Investments in Securities	$494,998	$-	$-	$494,998

The basis for recognizing and valuing transfers as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended February 28, 2015.

ROTHSCHILD U.S. SMALL/MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS at February 28, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 91.5%
Aerospace & Defense: 1.0%
97	AAR Corp.	$2,852
34	Moog, Inc. - Class A *	2,565
		5,417
Air Freight & Logistics: 0.4%
50	Hub Group, Inc. - Class A *	2,018
Airlines: 0.8%
63	Alaska Air Group, Inc.	4,010
Auto Components: 1.1%
107	Cooper Tire & Rubber Co.	4,072
28	Cooper-Standard Holding, Inc. *	1,518
		5,590
Banks: 5.0%
30	BOK Financial Corp.	1,770
407	Huntington Bancshares, Inc.	4,452
93	PacWest Bancorp	4,263
62	Pinnacle Financial Partners, Inc.	2,604
37	Signature Bank *	4,564
237	Umpqua Holdings Corp.	3,920
128	Webster Financial Corp.	4,420
		25,993
Biotechnology: 2.6%
70	Acorda Therapeutics, Inc. *	2,369
91	Infinity Pharmaceuticals, Inc. *	1,383
41	Insys Therapeutics, Inc. *	2,462
256	Spectrum Pharmaceuticals, Inc. *	1,595
38	United Therapeutics Corp. *	5,892
		13,701
Capital Markets: 0.7%
65	Raymond James Financial, Inc.	3,713
Chemicals: 1.9%
74	Cytec Industries, Inc.	3,887
64	OM Group, Inc.	1,843
100	PolyOne Corp.	3,974
		9,704
Commercial Services & Supplies: 1.7%
82	Deluxe Corp.	5,457
66	HNI Corp.	3,366
		8,823

Communications Equipment: 2.1%
97	ADTRAN, Inc.	$2,089
62	Plantronics, Inc.	3,127
266	Polycom, Inc. *	3,676
122	Sonus Networks, Inc. *	2,081
		10,973
Construction & Engineering: 0.7%
83	EMCOR Group, Inc.	3,654
Containers & Packaging: 1.8%
40	Ball Corp.	2,869
425	Graphic Packaging Holding Co. *	6,413
		9,282
Diversified Consumer Services: 1.2%
123	Service Corp. International	3,057
76	Sotheby's	3,340
		6,397
Diversified Financial Services: 1.5%
34	CBOE Holdings, Inc.	2,041
71	MarketAxess Holdings, Inc.	5,651
		7,692
Electric Utilities: 0.7%
99	Portland General Electric Co.	3,692
Electrical Equipment: 1.8%
59	EnerSys	3,853
92	Polypore International, Inc. *	5,454
		9,307
Electronic Equipment, Instruments & Components: 2.3%
44	Anixter International, Inc. *	3,471
88	Avnet, Inc.	4,031
174	Ingram Micro, Inc. - Class A *	4,300
		11,802
Energy Equipment & Services: 1.2%
31	Bristow Group, Inc.	1,920
142	Helix Energy Solutions Group, Inc. *	2,192
75	U.S. Silica Holdings, Inc.	2,431
		6,543
Food Products: 0.8%
23	J&J Snack Foods Corp.	2,327
25	TreeHouse Foods, Inc. *	2,089
		4,416
Health Care Equipment & Supplies: 7.5%
100	Alere, Inc. *	4,547
78	Align Technology, Inc. *	4,473
28	Cooper Cos., Inc.	4,591
107	Cynosure, Inc. - Class A *	3,255
82	DENTSPLY International, Inc.	4,347
101	Globus Medical, Inc. - Class A *	2,452

99	Haemonetics Corp. *	$4,402
89	NuVasive, Inc. *	4,072
45	Sirona Dental Systems, Inc. *	4,087
50	STERIS Corp.	3,226
		39,452
Health Care Providers & Services: 3.9%
91	HealthSouth Corp.	3,955
80	MEDNAX, Inc. *	5,717
88	Molina Healthcare, Inc. *	5,605
70	Omnicare, Inc.	5,372
		20,649
Health Care Technology: 0.0%
12	MedAssets, Inc. *	230
Hotels, Restaurants & Leisure: 5.6%
40	Brinker International, Inc.	2,378
59	Cheesecake Factory, Inc.	2,804
64	Marriott Vacations Worldwide Corp.	4,868
26	Red Robin Gourmet Burgers, Inc. *	2,170
166	Sonic Corp.	5,277
112	Texas Roadhouse, Inc.	4,216
34	Vail Resorts, Inc.	2,986
51	Wyndham Worldwide Corp.	4,665
		29,364
Household Durables: 1.4%
76	Jarden Corp. *	4,034
138	PulteGroup, Inc.	3,113
		7,147
Insurance: 4.6%
96	Allied World Assurance Co. Holdings AG	3,883
102	American Equity Investment Life Holding Co.	2,906
73	American Financial Group, Inc.	4,599
79	Axis Capital Holdings Ltd.	4,094
67	Hanover Insurance Group, Inc.	4,706
11	Navigators Group, Inc. *	822
35	Reinsurance Group of America, Inc.	3,126
		24,136
Internet & Catalog Retail: 0.9%
28	HSN, Inc.	1,892
226	Orbitz Worldwide, Inc. *	2,617
		4,509
Internet Software & Services: 2.5%
66	AOL, Inc. *	2,676
82	J2 Global, Inc.	5,514
43	Stamps.com, Inc. *	2,411
140	Web.com Group, Inc. *	2,499
		13,100

IT Services: 5.1%
83	Cardtronics, Inc. *	$3,037
156	Convergys Corp.	3,487
42	DST Systems, Inc.	4,464
86	Euronet Worldwide, Inc. *	4,859
58	MAXIMUS, Inc.	3,435
78	NeuStar, Inc. - Class A *	2,068
152	VeriFone Systems, Inc. *	5,349
		26,699
Life Sciences Tools & Services: 2.3%
46	Cambrex Corp. *	1,576
61	Charles River Laboratories International, Inc. *	4,677
90	Quintiles Transnational Holdings, Inc. *	5,848
		12,101
Machinery: 3.2%
96	Barnes Group, Inc.	3,842
34	Hyster-Yale Materials Handling, Inc.	2,247
103	ITT Corp.	4,230
55	Trinity Industries, Inc.	1,849
297	Wabash National Corp. *	4,351
		16,519
Multiline Retail: 0.7%
77	Big Lots, Inc.	3,674
Multi-Utilities: 2.0%
84	Avista Corp.	2,864
67	Black Hills Corp.	3,406
121	CMS Energy Corp.	4,251
		10,521
Oil, Gas & Consumable Fuels: 1.4%
40	Energen Corp.	2,586
78	Stone Energy Corp. *	1,321
70	Western Refining, Inc.	3,297
		7,204
Paper & Forest Products: 0.5%
44	Clearwater Paper Corp. *	2,687
Pharmaceuticals: 0.4%
15	Salix Pharmaceuticals, Ltd. *	2,358
Professional Services: 2.5%
25	Corporate Executive Board Co.	1,955
40	Huron Consulting Group, Inc. *	2,666
75	Insperity, Inc.	3,885
55	ManpowerGroup, Inc.	4,426
		12,932
Road & Rail: 2.1%
73	ArcBest Corp.	3,057
37	Landstar System, Inc.	2,598
58	Ryder System, Inc.	5,452
		11,107

Semiconductors & Semiconductor Equipment: 0.4%
73	Semtech Corp. *	$2,112
Software: 6.4%
59	Advent Software, Inc.	2,606
97	Aspen Technology, Inc. *	3,745
180	AVG Technologies NV *	4,063
114	EnerNOC, Inc. *	1,538
148	Manhattan Associates, Inc. *	7,378
22	MicroStrategy, Inc. - Class A *	3,923
95	PTC, Inc. *	3,292
158	Take-Two Interactive Software, Inc. *	4,185
264	TiVo, Inc. *	2,952
		33,682
Specialty Retail: 4.7%
37	Children's Place, Inc.	2,109
100	Finish Line, Inc. - Class A	2,448
79	Foot Locker, Inc.	4,437
165	Francesca's Holdings Corp. *	2,473
35	Lithia Motors, Inc. - Class A	3,306
47	Outerwall, Inc.	3,033
209	Pier 1 Imports, Inc.	2,521
52	Williams-Sonoma, Inc.	4,183
		24,510
Technology Hardware, Storage & Peripherals: 0.7%
87	Electronics For Imaging, Inc. *	3,532
Textiles, Apparel & Luxury Goods: 2.5%
26	G-III Apparel Group Ltd. *	2,736
55	Hanesbrands, Inc.	7,015
86	Steven Madden Ltd. *	3,140
		12,891
Trading Companies & Distributors: 0.9%
42	Watsco, Inc.	4,924
TOTAL COMMON STOCKS
(Cost $456,670)		$478,767

REAL ESTATE INVESTMENT TRUSTS: 6.3%
140	Brixmor Property Group, Inc.	$3,556
98	DCT Industrial Trust, Inc.	3,536
36	EPR Properties	2,196
68	Equity LifeStyle Properties, Inc.	3,663
88	Highwoods Properties, Inc.	4,014
50	Mid-America Apartment Communities, Inc.	3,624
100	National Retail Properties, Inc.	4,024
65	Potlatch Corp.	2,595
41	PS Business Parks, Inc.	3,410
140	Retail Properties of America, Inc. - Class A	2,216
TOTAL REAL ESTATE INVESTMENT TRUSTS		$32,834
(Cost $32,544)

SHORT-TERM INVESTMENTS: 2.1%
Money Market Funds: 2.1%
10,915	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% (1)	$10,915
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,915)		$10,915
TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $500,129)		$522,516
Other Assets in Excess of Liabilities: 0.1%		462
TOTAL NET ASSETS: 100.0%		$522,978

*		Non-income producing security.
	(1)	Annualized seven-day yield as of February 28, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows+:

Cost of investments				$500,129
Gross unrealized appreciation				31,866
Gross unrealized depreciation				(9,479)
Net unrealized appreciation				$22,387

+Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as the Fund has not yet had a fiscal year end.

Summary of Fair Value Exposure at February 28, 2015 (Unaudited)
The Rothschild U.S. Small/Mid-Cap Core Fund ("the Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$478,767	$-	$-	$478,767
Real Estate Investment Trusts	32,834	-	-	32,834
Short-Term Investments	10,915	-	-	10,915
Total Investments in Securities	$522,516	$-	$-	$522,516

The basis for recognizing and valuing transfers as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended February 28, 2015.

ROTHSCHILD U.S. SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS at February 28, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 89.5%
Aerospace & Defense: 0.7%
118	AAR Corp.	$3,469
Airlines: 1.3%
393	JetBlue Airways Corp. *	6,756
Auto Components: 0.9%
29	Cooper-Standard Holding, Inc. *	1,572
86	Cooper Tire & Rubber Co.	3,273
		4,845
Banks: 7.6%
66	Banner Corp.	2,882
274	Boston Private Financial Holdings, Inc.	3,439
173	Cathay General Bancorp	4,469
98	First Interstate BancSystem, Inc. - Class A	2,586
145	Flushing Financial Corp.	2,839
58	Hancock Holding Co.	1,698
125	Hanmi Financial Corp.	2,466
200	Old National Bancorp	2,818
81	Pinnacle Financial Partners, Inc.	3,402
35	Prosperity Bancshares, Inc.	1,810
74	Trico Bancshares	1,769
230	Umpqua Holdings Corp.	3,804
151	Webster Financial Corp.	5,214
		39,196
Biotechnology: 3.5%
103	Acorda Therapeutics, Inc. *	3,486
87	AMAG Pharmaceuticals, Inc. *	4,283
151	Infinity Pharmaceuticals, Inc. *	2,295
77	Insys Therapeutics, Inc. *	4,625
61	Repligen Corp. *	1,568
331	Spectrum Pharmaceuticals, Inc. *	2,062
		18,319
Capital Markets: 1.7%
110	HFF, Inc. - Class A	3,914
88	Stifel Financial Corp. *	4,820
		8,734
Chemicals: 3.4%
93	A. Schulman, Inc.	3,960
66	Minerals Technologies, Inc.	4,833
107	OM Group, Inc.	3,081
149	PolyOne Corp.	5,921
		17,795

Commercial Services & Supplies: 2.8%
77	ABM Industrials, Inc.	$2,394
79	Deluxe Corp.	5,257
71	HNI Corp.	3,621
40	United Stationers, Inc.	1,616
68	Viad Corp.	1,806
		14,694
Communications Equipment: 2.9%
135	ADTRAN, Inc.	2,907
224	Calix, Inc. *	1,958
55	Plantronics, Inc.	2,774
364	Polycom, Inc. *	5,030
145	Sonus Networks, Inc. *	2,474
		15,143
Construction & Engineering: 1.0%
113	EMCOR Group, Inc.	4,975
Containers & Packaging: 1.3%
433	Graphic Packaging Holding Co. *	6,534
Diversified Consumer Services: 0.6%
74	Sotheby's	3,252
Diversified Financial Services: 1.1%
69	MarketAxess Holdings, Inc.	5,492
Electric Utilities: 0.7%
123	PNM Resources, Inc.	3,512
Electrical Equipment: 1.6%
73	EnerSys	4,767
61	Polypore International, Inc. *	3,617
		8,384
Electronic Equipment, Instruments & Components: 4.2%
39	Anixter International, Inc. *	3,077
76	Insight Enterprises, Inc. *	1,999
38	Littelfuse, Inc.	3,812
189	Sanmina Corp. *	4,290
64	SYNNEX Corp.	4,880
245	Vishay Intertechnology, Inc.	3,489
		21,547
Energy Equipment & Services: 1.5%
41	Bristow Group, Inc.	2,540
168	Helix Energy Solutions Group, Inc. *	2,594
343	Parker Drilling Co. *	1,060
50	U.S. Silica Holdings, Inc.	1,620
		7,814
Food Products: 1.0%
22	J&J Snack Foods Corp.	2,226
34	TreeHouse Foods, Inc. *	2,841
		5,067

Health Care Equipment & Supplies: 6.6%
117	Alere, Inc. *	$5,320
55	CONMED Corp.	2,821
99	Cynosure, Inc. - Class A *	3,012
114	Globus Medical, Inc. - Class A *	2,768
97	Haemonetics Corp. *	4,313
37	ICU Medical, Inc. *	3,290
129	NuVasive, Inc. *	5,902
147	OraSure Technologies, Inc. *	1,052
91	STERIS Corp.	5,871
		34,349
Health Care Providers & Services: 2.2%
128	HealthSouth Corp.	5,563
93	Molina Healthcare, Inc. *	5,923
		11,486
Health Care Technology: 0.3%
66	MedAssets, Inc. *	1,268
Hotels, Restaurants & Leisure: 5.7%
59	Cheesecake Factory, Inc.	2,804
66	Marriott Vacations Worldwide Corp.	5,020
90	Papa John's International, Inc.	5,566
32	Red Robin Gourmet Burgers, Inc. *	2,671
210	Sonic Corp.	6,676
125	Texas Roadhouse, Inc.	4,705
24	Vail Resorts, Inc.	2,107
		29,549
Insurance: 3.5%
144	American Equity Investment Life Holding Co.	4,102
56	Argo Group International Holdings Ltd.	2,688
261	CNO Financial Group, Inc.	4,244
22	Infinity Property & Casualty Corp.	1,706
7	Navigators Group, Inc. *	523
100	Selective Insurance Group, Inc.	2,723
105	Symetra Financial Corp.	2,371
		18,357
Internet & Catalog Retail: 0.8%
42	HSN, Inc.	2,838
90	Orbitz Worldwide, Inc. *	1,042
		3,880
Internet Software & Services: 2.5%
79	J2 Global, Inc.	5,313
76	LogMeIn, Inc. *	4,005
32	Stamps.com, Inc. *	1,794
106	Web.com Group, Inc. *	1,892
		13,004

IT Services: 3.9%
51	Cardtronics, Inc. *	$1,866
144	Convergys Corp.	3,218
71	Euronet Worldwide, Inc. *	4,012
347	Global Cash Access Holdings, Inc. *	2,467
49	MAXIMUS, Inc.	2,902
77	NeuStar, Inc. - Class A *	2,042
107	VeriFone Systems, Inc. *	3,765
		20,272
Life Sciences Tools & Services: 2.4%
57	Cambrex Corp. *	1,952
77	Charles River Laboratories International, Inc. *	5,904
74	PAREXEL International Corp. *	4,770
		12,626
Machinery: 4.1%
75	Altra Industrial Motion Corp.	2,047
107	Barnes Group, Inc.	4,282
225	Federal Signal Corp.	3,710
46	Greenbrier Cos., Inc.	2,703
37	Hyster Yale Materials Handling, Inc.	2,445
35	Standex International Corp.	2,538
240	Wabash National Corp. *	3,516
		21,241
Multiline Retail: 0.9%
93	Big Lots, Inc.	4,437
Multi-Utilities: 1.3%
75	Avista Corp.	2,557
83	Black Hills Corp.	4,219
		6,776
Oil, Gas & Consumable Fuels: 1.4%
510	Abraxas Petroleum Corp. *	1,555
120	Stone Energy Corp. *	2,033
78	Western Refining, Inc.	3,674
		7,262
Paper & Forest Products: 0.9%
73	Clearwater Paper Corp. *	4,457
Pharmaceuticals: 0.1%
20	Phibro Animal Health Corp. - Class A	725
Professional Services: 1.7%
24	Corporate Executive Board Co.	1,877
58	Insperity, Inc.	3,004
163	Kforce, Inc.	3,847
		8,728

Road & Rail: 1.4%
91	ArcBest Corp.	$3,811
130	Swift Transportation Co. *	3,676
		7,487
Semiconductors & Semiconductor Equipment: 1.1%
52	Power Integrations, Inc.	2,853
98	Semtech Corp. *	2,835
		5,688
Software: 5.4%
150	AVG Technologies NV*	3,385
155	Manhattan Associates, Inc. *	7,727
20	MicroStrategy, Inc. - Class A *	3,567
51	NetScout Systems, Inc. *	2,056
131	Pegasystems, Inc.	2,592
220	Take-Two Interactive Software, Inc. *	5,828
271	TiVo, Inc. *	3,030
		28,185
Specialty Retail: 3.0%
34	Children's Place, Inc.	1,938
118	Francesca's Holdings Corp. *	1,769
48	Lithia Motors, Inc. - Class A	4,534
46	Outerwall, Inc.	2,968
162	Pier 1 Imports, Inc.	1,954
118	Stage Stores, Inc.	2,527
		15,690
Technology Hardware, Storage & Peripherals: 0.8%
103	Electronics For Imaging, Inc. *	4,182
Textiles, Apparel & Luxury Goods: 1.7%
49	G-III Apparel Group Ltd. *	5,156
101	Steven Madden Ltd. *	3,688
		8,844
TOTAL COMMON STOCKS
(Cost $449,239)		$464,021

Real Estate Investment Trusts: 7.6%
119	AG Mortgage Investment Trust, Inc.	$2,238
180	Apollo Commercial Real Estate Finance, Inc.	3,076
452	Cedar Realty Trust, Inc.	3,381
137	DCT Industrial Trust, Inc.	4,943
55	EPR Properties	3,356
73	Geo Group, Inc.	3,150
110	Highwoods Properties, Inc.	5,017
58	Potlatch Corp.	2,316
34	PS Business Parks, Inc.	2,828
180	RLJ Lodging Trust	5,726
39	Sovran Self Storage, Inc.	3,589
TOTAL REAL ESTATE INVESTMENT TRUSTS		$39,620
(Cost $38,961)

SHORT-TERM INVESTMENTS: 2.7%
Money Market Funds: 2.7%
13,731	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% (1)	$13,731
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,731)		$13,731

TOTAL INVESTMENTS IN SECURITIES: 99.8%
(Cost $501,931)		$517,372
Other Assets in Excess of Liabilities: 0.2%		1,192
TOTAL NET ASSETS: 100.0%		$518,564

*		Non-income producing security.
	(1)	Annualized seven-day yield as of February 28, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows+:

Cost of investments				$501,931
Gross unrealized appreciation				27,871
Gross unrealized depreciation				(12,430)
Net unrealized appreciation				$15,441

+Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as the Fund has not yet had a fiscal year end.

Summary of Fair Value Exposure at February 28, 2015 (Unaudited)
The Rothschild U.S. Small-Cap Core Fund ("the Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$464,021	$-	$-	$464,021
Real Estate Investment Trusts	39,620	-	-	39,620
Short-Term Investments	13,731	-	-	13,731
Total Investments in Securities	$517,372	$-	$-	$517,372

The basis for recognizing and valuing transfers as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended February 28, 2015.

ROTHSCHILD U.S. SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS at February 28, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 85.7%
Aerospace & Defense: 2.0%
127	AAR Corp.	$3,734
92	Moog, Inc. - Class A *	6,942
		10,676
Airlines: 1.2%
366	JetBlue Airways Corp. *	6,292
Auto Components: 1.2%
36	Cooper-Standard Holding, Inc. *	1,951
112	Cooper Tire & Rubber Co.	4,263
		6,214
Banks: 15.3%
95	Banner Corp.	4,148
302	BBCN Bancorp, Inc.	4,152
256	Boston Private Financial Holdings, Inc.	3,213
234	Cathay General Bancorp	6,044
167	First Interstate BancSystem, Inc. - Class A	4,407
208	FirstMerit Corp.	3,775
145	Flushing Financial Corp.	2,839
80	Hancock Holding Co.	2,342
147	Hanmi Financial Corp.	2,900
329	Investors Bancorp, Inc.	3,777
178	MB Financial, Inc.	5,552
314	Old National Bancorp	4,424
86	Pinnacle Financial Partners, Inc.	3,612
72	Prosperity Bancshares, Inc.	3,725
67	Simmons First National Corp. - Class A	2,744
186	State Bank Financial Corp.	3,794
121	Trico Bancshares	2,892
385	Umpqua Holdings Corp.	6,368
192	United Community Banks, Inc.	3,652
217	Webster Financial Corp.	7,493
		81,853
Biotechnology: 0.2%
206	Spectrum Pharmaceuticals, Inc. *	1,283
Capital Markets: 1.1%
107	Stifel Financial Corp. *	5,860
Chemicals: 3.3%
151	A. Schulman, Inc.	6,430
76	Minerals Technologies, Inc.	5,565
121	OM Group, Inc.	3,484
134	Zep, Inc.	2,228
		17,707

Commercial Services & Supplies: 4.6%
129	ABM Industrials, Inc.	$4,011
100	Deluxe Corp.	6,655
115	HNI Corp.	5,865
118	United Stationers, Inc.	4,766
118	Viad Corp.	3,134
		24,431
Communications Equipment: 3.1%
128	ADTRAN, Inc.	2,756
179	Calix, Inc. *	1,564
74	Plantronics, Inc.	3,733
484	Polycom, Inc. *	6,689
232	ShoreTel, Inc. *	1,728
		16,470
Construction & Engineering: 1.2%
148	EMCOR Group, Inc.	6,516
Containers & Packaging: 1.4%
506	Graphic Packaging Holding Co. *	7,636
Diversified Consumer Services: 0.2%
28	Steiner Leisure Ltd. *	1,291
Diversified Telecommunication Services: 0.5%
289	Premiere Global Services, Inc. *	2,815
Electric Utilities: 1.6%
91	PNM Resources, Inc.	2,598
161	Portland General Electric Co.	6,004
		8,602
Electrical Equipment: 1.2%
99	EnerSys	6,465
Electronic Equipment, Instruments & Components: 4.5%
50	Anixter International, Inc. *	3,944
173	Insight Enterprises, Inc. *	4,550
36	Littelfuse, Inc.	3,612
218	Sanmina Corp. *	4,949
49	SYNNEX Corp.	3,736
238	Vishay Intertechnology, Inc.	3,389
		24,180
Energy Equipment & Services: 1.2%
40	Bristow Group, Inc.	2,478
201	Helix Energy Solutions Group, Inc. *	3,103
245	Parker Drilling Co. *	757
		6,338
Food Products: 0.6%
14	Lancaster Colony Corp.	1,280
26	TreeHouse Foods, Inc. *	2,172
		3,452

Health Care Equipment & Supplies: 5.3%
47	CONMED Corp.	$2,411
127	Cynosure, Inc. - Class A *	3,863
131	Haemonetics Corp. *	5,824
56	ICU Medical, Inc. *	4,979
87	NuVasive, Inc. *	3,980
73	OraSure Technologies, Inc. *	523
103	STERIS Corp.	6,646
		28,226
Health Care Providers & Services: 2.3%
149	HealthSouth Corp.	6,475
88	Molina Healthcare, Inc. *	5,605
		12,080
Health Care Technology: 0.2%
46	MedAssets, Inc. *	884
Hotels, Restaurants & Leisure: 3.6%
106	Marriott Vacations Worldwide Corp.	8,062
47	Red Robin Gourmet Burgers, Inc. *	3,923
149	Sonic Corp.	4,737
71	Texas Roadhouse, Inc.	2,673
		19,395
Insurance: 7.0%
237	American Equity Investment Life Holding Co.	6,752
79	Argo Group International Holdings Ltd.	3,794
465	CNO Financial Group, Inc.	7,561
164	Horace Mann Educators Corp.	5,286
30	Infinity Property & Casualty Corp.	2,326
318	Maiden Holdings Ltd.	4,551
18	Navigators Group, Inc. *	1,345
95	Selective Insurance Group, Inc.	2,587
143	Symetra Financial Corp.	3,229
		37,431
Internet Software & Services: 0.6%
60	Stamps.com, Inc. *	3,364
IT Services: 2.6%
285	Convergys Corp.	6,370
62	Euronet Worldwide, Inc. *	3,503
463	Global Cash Access Holdings, Inc. *	3,292
29	NeuStar, Inc. - Class A *	769
		13,934
Life Sciences Tools & Services: 0.8%
55	Charles River Laboratories International, Inc. *	4,217
Machinery: 3.0%
68	Altra Industrial Motion Corp.	1,856
103	Barnes Group, Inc.	4,122
204	Federal Signal Corp.	3,364
30	Greenbrier Cos., Inc.	1,763
41	Hyster-Yale Materials Handling, Inc.	2,709
30	Standex International Corp.	2,175
		15,989

Metals & Mining: 0.7%
48	Kaiser Aluminum Corp.	$3,626
Multiline Retail: 1.0%
117	Big Lots, Inc.	5,582
Multi-Utilities: 1.8%
119	Avista Corp.	4,058
106	Black Hills Corp.	5,388
		9,446
Oil, Gas & Consumable Fuels: 1.4%
232	Petroquest Energy, Inc. *	677
129	Stone Energy Corp. *	2,185
98	Western Refining, Inc.	4,616
		7,478
Paper & Forest Products: 0.8%
73	Clearwater Paper Corp. *	4,457
Professional Services: 1.2%
86	CRA International, Inc. *	2,588
61	Huron Consulting Group, Inc. *	4,065
		6,653
Road & Rail: 0.9%
109	ArcBest Corp.	4,565
Software: 1.9%
174	EnerNOC, Inc. *	2,347
168	Take-Two Interactive Software, Inc. *	4,450
314	TiVo, Inc. *	3,511
		10,308
Specialty Retail: 3.4%
174	Brown Shoe Co., Inc.	5,220
69	Children's Place, Inc.	3,933
181	Francesca's Holdings Corp. *	2,713
105	Haverty Furniture Cos., Inc.	2,420
174	Stage Stores, Inc.	3,727
		18,013
Technology Hardware, Storage & Peripherals: 0.8%
99	Electronics For Imaging, Inc. *	4,019
Textiles, Apparel & Luxury Goods: 0.8%
73	Columbia Sportswear Co.	4,080
Thrifts & Mortgage Finance: 0.7%
193	Provident Financial Services, Inc.	3,513
Trading Companies & Distributors: 0.5%
108	Aircastle Ltd.	2,492
TOTAL COMMON STOCKS
(Cost $451,227)		$457,833

Real Estate Investment Trusts: 11.3%
108	AG Mortgage Investment Trust, Inc.	$2,032
58	Agree Realty Corp.	1,904
165	Apollo Commercial Real Estate Finance, Inc.	2,820
427	Cedar Realty Trust, Inc.	3,194
389	CYS Investments, Inc.	3,536
169	DCT Industrial Trust, Inc.	6,098
87	EPR Properties	5,308
126	Geo Group, Inc.	5,437
166	Highwoods Properties, Inc.	7,571
364	MFA Financial, Inc.	2,897
69	Potlatch Corp.	2,755
47	PS Business Parks, Inc.	3,909
250	RLJ Lodging Trust	7,953
54	Sovran Self Storage, Inc.	4,969
TOTAL REAL ESTATE INVESTMENT TRUSTS		$60,383
(Cost $59,314)

EXCHANGE TRADED FUNDS: 0.5%
25	iShares Russell 2000 Value ETF	$2,547
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,462)		$2,547

SHORT-TERM INVESTMENTS: 2.5%
Money Market Funds: 2.5%
13,176	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% (1)	$13,176
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,176)		$13,176
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $526,179)		$533,939
Other Assets in Excess of Liabilities: 0.0%		143
TOTAL NET ASSETS: 100.0%		$534,082

*		Non-income producing security.
	(1)	Annualized seven-day yield as of February 28, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows+:

Cost of investments				$526,179
Gross unrealized appreciation				19,522
Gross unrealized depreciation				(11,762)
Net unrealized appreciation				$7,760

+Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as the Fund has not yet had a fiscal year end.

Summary of Fair Value Exposure at February 28, 2015 (Unaudited)
The Rothschild U.S. Small-Cap Value Fund ("the Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$457,833	$-	$-	$457,833
Real Estate Investment Trusts	60,383	-	-	60,383
Exchange Traded Funds	2,547	-	-	2,547
Short-Term Investments	13,176	-	-	13,176
Total Investments in Securities	$533,939	$-	$-	$533,939

The basis for recognizing and valuing transfers as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended February 28, 2015.

ROTHSCHILD U.S. SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at February 28, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 98.4%
Aerospace & Defense: 1.0%
148	Moog, Inc. - Class A *	$11,168
Air Freight & Logistics: 1.0%
189	Forward Air Corp.	10,112
Banks: 0.8%
234	Eagle Bancorp, Inc. *	8,693
Biotechnology: 9.1%
268	Acorda Therapeutics, Inc. *	9,069
278	AMAG Pharmaceuticals, Inc. *	13,686
111	Enanta Pharmaceuticals, Inc. *	3,976
274	Infinity Pharmaceuticals, Inc. *	4,165
158	Insys Therapeutics, Inc. *	9,489
251	Isis Pharmaceuticals, Inc. *	17,209
407	Neurocrine Biosciences, Inc. *	15,893
81	Puma Biotechnology, Inc. *	17,254
1,012	Spectrum Pharmaceuticals, Inc. *	6,305
		97,046
Chemicals: 1.4%
256	PolyOne Corp.	10,174
286	Zep, Inc.	4,756
		14,930
Commercial Services & Supplies: 2.0%
322	Deluxe Corp.	21,429
Communications Equipment: 4.0%
330	ADTRAN, Inc.	7,105
733	Calix, Inc. *	6,406
992	Polycom, Inc. *	13,710
709	ShoreTel, Inc. *	5,282
602	Sonus Networks, Inc. *	10,270
		42,773
Containers & Packaging: 1.1%
770	Graphic Packaging Holding Co. *	11,619
Diversified Consumer Services: 1.1%
258	Sotheby's	11,339
Diversified Financial Services: 1.7%
231	MarketAxess Holdings, Inc.	18,385
Diversified Telecommunication Services: 0.6%
642	Premiere Global Services, Inc. *	6,253
Electrical Equipment: 2.2%
202	Generac Holdings, Inc. *	9,956
234	Polypore International, Inc. *	13,874
		23,830

Electronic Equipment, Instruments & Components: 1.4%
144	Littelfuse, Inc.	$14,446
Energy Equipment & Services: 0.9%
298	U.S. Silica Holdings, Inc.	9,658
Food & Staples Retailing: 1.2%
148	Casey's General Stores, Inc.	12,987
Food Products: 1.8%
111	J&J Snack Foods Corp.	11,232
92	TreeHouse Foods, Inc. *	7,688
		18,920
Health Care Equipment & Supplies: 8.4%
290	Alere, Inc. *	13,186
175	Align Technology, Inc. *	10,036
257	Cynosure, Inc. - Class A *	7,818
473	Endologix, Inc. *	7,459
399	Globus Medical, Inc. - Class A *	9,688
254	Haemonetics Corp. *	11,293
258	NuVasive, Inc. *	11,804
281	STERIS Corp.	18,130
		89,414
Health Care Providers & Services: 2.6%
268	HealthSouth Corp.	11,647
256	Molina Healthcare, Inc. *	16,305
		27,952
Hotels, Restaurants & Leisure: 6.3%
263	Cheesecake Factory, Inc.	12,498
460	Krispy Kreme Doughnuts, Inc. *	10,037
570	Sonic Corp.	18,120
406	Texas Roadhouse, Inc.	15,282
133	Vail Resorts, Inc.	11,679
		67,616
Internet & Catalog Retail: 2.7%
1,309	Orbitz Worldwide, Inc. *	15,158
294	Shutterfly, Inc. *	14,115
		29,273
Internet Software & Services: 6.4%
342	Constant Contact, Inc. *	14,135
245	J2 Global, Inc.	16,476
684	LivePerson, Inc. *	7,890
276	LogMeIn, Inc. *	14,545
131	Stamps.com, Inc. *	7,344
458	Web.com Group, Inc. *	8,175
		68,565
IT Services: 5.0%
239	Cardtronics, Inc. *	8,745
357	Euronet Worldwide, Inc. *	20,171
947	Global Cash Access Holdings, Inc. *	6,733
249	NeuStar, Inc. - Class A *	6,603
322	VeriFone Systems, Inc. *	11,331
		53,583

Life Sciences Tools & Services: 1.2%
199	PAREXEL International Corp. *	$12,828
Machinery: 3.0%
667	Federal Signal Corp.	10,999
139	Tennant Co.	9,086
778	Wabash National Corp. *	11,398
		31,483
Metals & Mining: 0.7%
103	Kaiser Aluminum Corp.	7,782
Oil, Gas & Consumable Fuels: 0.8%
1,356	Abraxas Petroleum Corp. *	4,136
236	Rosetta Resources, Inc. *	4,184
		8,320
Pharmaceuticals: 2.7%
327	Aratana Therapeutics, Inc. *	6,298
559	Nektar Therapeutics *	7,306
128	Pacira Pharmaceuticals, Inc. *	14,691
		28,295
Professional Services: 2.4%
128	Corporate Executive Board Co.	10,011
302	Insperity, Inc.	15,644
		25,655
Road & Rail: 1.0%
240	Saia, Inc. *	11,047
Semiconductors & Semiconductor Equipment: 1.9%
177	Power Integrations, Inc.	9,710
374	Semtech Corp. *	10,820
		20,530
Software: 11.4%
313	Advent Software, Inc.	13,825
406	Aspen Technology, Inc. *	15,674
503	AVG Technologies NV*	11,353
527	EnerNOC, Inc. *	7,109
318	Manhattan Associates, Inc. *	15,852
66	MicroStrategy, Inc. - Class A *	11,770
166	NetScout Systems, Inc. *	6,693
310	Synchronoss Technologies, Inc. *	13,721
566	Take-Two Interactive Software, Inc. *	14,993
959	TiVo, Inc. *	10,722
		121,712
Specialty Retail: 5.6%
109	Children's Place, Inc.	6,212
453	Express, Inc. *	6,260
539	Francesca's Holdings Corp. *	8,080
158	Lithia Motors, Inc. - Class A	14,925
224	Outerwall, Inc.	14,452
765	Pier 1 Imports, Inc.	9,226
		59,155
Textiles, Apparel & Luxury Goods: 3.6%
154	G-III Apparel Group Ltd. *	16,206
373	Steven Madden Ltd. *	13,618
355	Vince Holding Corp. *	8,069
		37,893

Trading Companies & Distributors: 1.4%
126	Watsco, Inc.	$14,772
TOTAL COMMON STOCKS
(Cost $989,849)		$1,049,463

SHORT-TERM INVESTMENTS: 1.9%
Money Market Funds: 1.9%
19,853	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% (1)	$19,853
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,853)		$19,853

TOTAL INVESTMENTS IN SECURITIES: 100.3%
(Cost $1,009,702)		$1,069,316
Liabilities in Excess of Other Assets: (0.3)%		(3,227)
TOTAL NET ASSETS: 100.0%		$1,066,089

*		Non-income producing security.
	(1)	Annualized seven-day yield as of February 28, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows+:

Cost of investments				$1,009,702
Gross unrealized appreciation				88,383
Gross unrealized depreciation				(28,769)
Net unrealized appreciation				$59,614

+Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as the Fund has not yet had a fiscal year end.

Summary of Fair Value Exposure at February 28, 2015 (Unaudited)
The Rothschild U.S. Small-Cap Growth Fund ("the Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$1,049,463	$-	$-	$1,049,463
Short-Term Investments	19,853	-	-	19,853
Total Investments in Securities	$1,069,316	$-	$-	$1,069,316

The basis for recognizing and valuing transfers as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended February 28, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                  /s/ Elaine E. Richards
                   Elaine E. Richards, President

Date            4/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Elaine E. Richards
                  Elaine E. Richards, President

Date            4/28/15

By (Signature and Title)*              /s/ Eric C. Vanandel
  Eric C. Vanandel, Treasurer

Date            4/28/15

* Print the name and title of each signing officer under his or her signature.